Earnings per share (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earning per share [Abstract]
Loss for the year from continuing operations attributable to equity holders of the parent	$ (2,368)	$ (28,334)	$ (9,492)
Profit for the year from discontinued operations attributable to equity holders of the parent	6,297	1,538	15,598
Profit / (Loss) for the year attributable to equity holders of the parent	$ 3,929	$ (26,796)	$ 6,106
Weighted average number of ordinary shares outstanding	(499,000)	489,000	497,000
Basic earnings per share	$ (7.87)	$ (54.79)	$ 12.29